Summary of Significant Accounting Policies and Organization (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 02, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 24, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents
Income tax rate, percentage	21.00%
Income tax, uncertain tax positions
Impairment losses on equipment
Revenue					401,620
Additional contract award							$ 921,130
Contract award							$ 1,021,092
Cash excess of FDIC insurance limits		0		0	0
Doubtful accounts		$ 0	$ 0	$ 0	$ 0